SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Furniture And Fixtures [Member] | Minimum [Member]
Estimated useful life	3 years	3 years
Furniture And Fixtures [Member] | Maximum [Member]
Estimated useful life	7 years	7 years
Euipments [Member] | Maximum [Member]
Estimated useful life	10 years	10 years
Leasehold Improvements [Member]
Estimated useful life	7 years	7 years
Euipment [Member] | Minimum [Member]
Estimated useful life	7 years	7 years